Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key	0000088048
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000099780
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Class A
Trading Symbol	RRGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.24%

Gross expense ratio as of the latest prospectus: 1.38%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 2.75% (unadjusted for sales charges) for the period ended December 31, 2024. The Fund's broad-based index, the MSCI World Index, returned 18.67% for the same period, while the Fund's additional, more narrowly based index, the FTSE EPRA/NAREIT Developed Index, returned 0.94%.

Stock selection accounted for all of the Fund’s outperformance in the annual period, while sector allocation was a modest detractor.

In terms of selection, the Fund produced the best results in the Americas healthcare real estate investment trust (REIT) sector. An overweight in American Healthcare REIT, Inc. (1.6%) had the largest positive effect. Americas specialized REITs were also an area of strength thanks in large part to a position in Iron Mountain, Inc. (2.5%). The company’s investment in data centers positioned it to capitalize on the rising demand fueled by the growth of artificial intelligence (AI). Selection in the Americas net lease industry (a segment of the retail REITs sector) added value, as well, largely due to overweights in Essential Properties Realty Trust, Inc. (2.3%) and Agree Realty Corp. (2.4%). Positioning in the Americas office REITs sector was a further plus. Although the Fund had only a small weighting in the sector, its holdings outpaced the corresponding FTSE EPRA/NAREIT Developed Index components by a wide margin. SL Green Realty Corp. (2.0%), which primarily invests in office buildings and shopping centers in New York City, rallied well off the mid-2023 low it hit during the peak concern about office REITs. Outside of the Americas region, the largest contribution from selection came from the Japanese developers category.

At a time of positive results for the Fund, no sector stood out as a significant negative with respect to selection. A number of individual holdings hurt relative performance, however. Overweight positions in NETSREIT Corp. (0.6%), Federal Realty Investment Trust (1.8%), and Boardwalk Real Estate Investment Trust (1.1%) were among the notable detractors.

Sector allocation was a net detractor, dampening the positive effect of security selection. Overweights in the Americas industrials sector and net lease industry detracted, as did an overweight in Americas offices.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI World Index	FTSE EPRA/NAREIT Developed Index
'14	$9,425	$10,000	$10,000
'15	$9,885	$9,819	$10,491
'15	$9,854	$10,394	$10,427
'15	$9,802	$10,231	$10,397
'15	$9,645	$10,471	$10,233
'15	$9,509	$10,507	$10,083
'15	$9,124	$10,263	$9,680
'15	$9,430	$10,447	$10,011
'15	$8,870	$9,756	$9,415
'15	$9,007	$9,396	$9,522
'15	$9,514	$10,141	$10,064
'15	$9,335	$10,090	$9,840
'15	$9,441	$9,913	$9,921
'16	$9,126	$9,320	$9,495
'16	$9,136	$9,250	$9,536
'16	$9,930	$9,878	$10,440
'16	$9,843	$10,035	$10,429
'16	$9,909	$10,091	$10,424
'16	$10,257	$9,978	$10,801
'16	$10,746	$10,399	$11,342
'16	$10,442	$10,408	$11,046
'16	$10,355	$10,463	$10,936
'16	$9,767	$10,261	$10,314
'16	$9,463	$10,408	$10,032
'16	$9,728	$10,657	$10,324
'17	$9,762	$10,915	$10,380
'17	$10,067	$11,217	$10,703
'17	$9,898	$11,337	$10,537
'17	$10,033	$11,505	$10,652
'17	$10,158	$11,748	$10,744
'17	$10,225	$11,793	$10,823
'17	$10,406	$12,076	$11,020
'17	$10,440	$12,093	$11,035
'17	$10,372	$12,364	$10,998
'17	$10,338	$12,598	$10,945
'17	$10,622	$12,871	$11,249
'17	$10,830	$13,045	$11,394
'18	$10,900	$13,733	$11,393
'18	$10,163	$13,165	$10,629
'18	$10,491	$12,878	$10,877
'18	$10,690	$13,026	$11,091
'18	$10,772	$13,107	$11,274
'18	$10,894	$13,101	$11,434
'18	$10,931	$13,510	$11,531
'18	$11,078	$13,677	$11,640
'18	$10,906	$13,753	$11,400
'18	$10,551	$12,744	$10,977
'18	$10,906	$12,888	$11,385
'18	$10,354	$11,908	$10,752
'19	$11,475	$12,835	$11,920
'19	$11,438	$13,221	$11,903
'19	$11,881	$13,394	$12,321
'19	$11,733	$13,869	$12,158
'19	$11,770	$13,069	$12,123
'19	$11,957	$13,930	$12,312
'19	$11,969	$13,999	$12,355
'19	$12,372	$13,713	$12,586
'19	$12,624	$14,005	$12,882
'19	$13,002	$14,361	$13,204
'19	$12,889	$14,761	$13,043
'19	$12,892	$15,203	$13,107
'20	$13,065	$15,111	$13,218
'20	$12,045	$13,834	$12,128
'20	$9,748	$12,003	$9,368
'20	$10,294	$13,314	$10,029
'20	$10,509	$13,957	$10,053
'20	$10,576	$14,326	$10,311
'20	$10,973	$15,012	$10,597
'20	$11,242	$16,015	$10,864
'20	$10,957	$15,462	$10,526
'20	$10,656	$14,988	$10,176
'20	$11,876	$16,904	$11,519
'20	$12,320	$17,621	$11,923
'21	$12,162	$17,446	$11,826
'21	$12,749	$17,893	$12,264
'21	$13,066	$18,488	$12,614
'21	$13,874	$19,349	$13,423
'21	$14,207	$19,627	$13,664
'21	$14,393	$19,920	$13,771
'21	$14,993	$20,277	$14,299
'21	$15,236	$20,782	$14,487
'21	$14,361	$19,919	$13,646
'21	$15,220	$21,047	$14,462
'21	$14,976	$20,586	$14,138
'21	$16,028	$21,465	$15,033
'22	$15,012	$20,330	$14,170
'22	$14,547	$19,816	$13,820
'22	$15,202	$20,359	$14,440
'22	$14,392	$18,668	$13,649
'22	$13,652	$18,682	$13,055
'22	$12,461	$17,064	$11,920
'22	$13,397	$18,419	$12,870
'22	$12,461	$17,649	$12,035
'22	$10,920	$16,008	$10,540
'22	$11,250	$17,158	$10,854
'22	$12,058	$18,351	$11,585
'22	$11,746	$17,571	$11,262
'23	$12,792	$18,815	$12,273
'23	$12,186	$18,362	$11,732
'23	$11,892	$18,930	$11,349
'23	$12,149	$19,262	$11,564
'23	$11,636	$19,069	$11,046
'23	$12,002	$20,222	$11,377
'23	$12,355	$20,902	$11,806
'23	$12,020	$20,403	$11,410
'23	$11,389	$19,522	$10,713
'23	$10,961	$18,956	$10,200
'23	$12,002	$20,733	$11,284
'23	$13,023	$21,751	$12,351
'24	$12,522	$22,012	$11,855
'24	$12,633	$22,945	$11,784
'24	$13,042	$23,683	$12,191
'24	$12,206	$22,803	$11,463
'24	$12,689	$23,821	$11,853
'24	$12,751	$24,306	$11,894
'24	$13,516	$24,734	$12,612
'24	$14,319	$25,388	$13,401
'24	$14,758	$25,853	$13,805
'24	$14,089	$25,340	$13,103
'24	$14,471	$26,503	$13,416
'24	$13,382	$25,812	$12,467

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	2.75%	0.75%	3.57%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	-3.16%	-0.44%	2.96%
MSCI World Index	18.67%	11.17%	9.95%
FTSE EPRA/NAREIT Developed Index	0.94%	-1.00%	2.23%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 150,370,154
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 910,086
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	150,370,154
Number of Portfolio Holdings	90
Portfolio Turnover Rate (%)	94
Total Net Advisory Fees Paid ($)	910,086

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	101%
Cash Equivalents	1%
Other Assets and Liabilities, Net	(2%)
Total	100%

Ten Largest Equity Holdings

Holdings	38.9% of Net Assets
Equinix, Inc. (United States)	5.9%
Simon Property Group, Inc. (United States)	5.3%
AvalonBay Communities, Inc. (United States)	4.3%
Welltower, Inc. (United States)	4.0%
Digital Realty Trust, Inc. (United States)	4.0%
Public Storage (United States)	4.0%
Prologis, Inc. (United States)	3.9%
Ventas, Inc. (United States)	2.6%
Iron Mountain, Inc. (United States)	2.5%
Agree Realty Corp. (United States)	2.4%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	19%
Retail REITs	18%
Industrial REITs	13%
Residential REITs	12%
Real Estate Management & Development	11%
Health Care REITs	11%
Diversified REITs	8%
Office REITs	5%
Hotel & Resort REITs	3%
Health Care Providers & Services	1%
IT Services	0%

Geographical Diversification

Country	% of Net Assets
United States	67%
Japan	9%
United Kingdom	5%
Australia	4%
France	3%
Singapore	3%
Hong Kong	3%
Germany	2%
Canada	2%
Sweden	2%
Other	1%

Material Fund Change [Text Block]
C000099781
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Class C
Trading Symbol	RRGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$201	1.99%

Gross expense ratio as of the latest prospectus: 2.08%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 1.99% (unadjusted for sales charges) for the period ended December 31, 2024. The Fund's broad-based index, the MSCI World Index, returned 18.67% for the same period, while the Fund's additional, more narrowly based index, the FTSE EPRA/NAREIT Developed Index, returned 0.94%.

Stock selection accounted for all of the Fund’s outperformance in the annual period, while sector allocation was a modest detractor.

In terms of selection, the Fund produced the best results in the Americas healthcare real estate investment trust (REIT) sector. An overweight in American Healthcare REIT, Inc. (1.6%) had the largest positive effect. Americas specialized REITs were also an area of strength thanks in large part to a position in Iron Mountain, Inc. (2.5%). The company’s investment in data centers positioned it to capitalize on the rising demand fueled by the growth of artificial intelligence (AI). Selection in the Americas net lease industry (a segment of the retail REITs sector) added value, as well, largely due to overweights in Essential Properties Realty Trust, Inc. (2.3%) and Agree Realty Corp. (2.4%). Positioning in the Americas office REITs sector was a further plus. Although the Fund had only a small weighting in the sector, its holdings outpaced the corresponding FTSE EPRA/NAREIT Developed Index components by a wide margin. SL Green Realty Corp. (2.0%), which primarily invests in office buildings and shopping centers in New York City, rallied well off the mid-2023 low it hit during the peak concern about office REITs. Outside of the Americas region, the largest contribution from selection came from the Japanese developers category.

At a time of positive results for the Fund, no sector stood out as a significant negative with respect to selection. A number of individual holdings hurt relative performance, however. Overweight positions in NETSREIT Corp. (0.6%), Federal Realty Investment Trust (1.8%), and Boardwalk Real Estate Investment Trust (1.1%) were among the notable detractors.

Sector allocation was a net detractor, dampening the positive effect of security selection. Overweights in the Americas industrials sector and net lease industry detracted, as did an overweight in Americas offices.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI World Index	FTSE EPRA/NAREIT Developed Index
'14	$10,000	$10,000	$10,000
'15	$10,486	$9,819	$10,491
'15	$10,442	$10,394	$10,427
'15	$10,375	$10,231	$10,397
'15	$10,210	$10,471	$10,233
'15	$10,055	$10,507	$10,083
'15	$9,649	$10,263	$9,680
'15	$9,961	$10,447	$10,011
'15	$9,359	$9,756	$9,415
'15	$9,504	$9,396	$9,522
'15	$10,028	$10,141	$10,064
'15	$9,827	$10,090	$9,840
'15	$9,942	$9,913	$9,921
'16	$9,600	$9,320	$9,495
'16	$9,600	$9,250	$9,536
'16	$10,431	$9,878	$10,440
'16	$10,340	$10,035	$10,429
'16	$10,397	$10,091	$10,424
'16	$10,762	$9,978	$10,801
'16	$11,263	$10,399	$11,342
'16	$10,932	$10,408	$11,046
'16	$10,841	$10,463	$10,936
'16	$10,215	$10,261	$10,314
'16	$9,896	$10,408	$10,032
'16	$10,164	$10,657	$10,324
'17	$10,199	$10,915	$10,380
'17	$10,505	$11,217	$10,703
'17	$10,328	$11,337	$10,537
'17	$10,458	$11,505	$10,652
'17	$10,587	$11,748	$10,744
'17	$10,644	$11,793	$10,823
'17	$10,821	$12,076	$11,020
'17	$10,857	$12,093	$11,035
'17	$10,774	$12,364	$10,998
'17	$10,727	$12,598	$10,945
'17	$11,022	$12,871	$11,249
'17	$11,221	$13,045	$11,394
'18	$11,293	$13,733	$11,393
'18	$10,533	$13,165	$10,629
'18	$10,859	$12,878	$10,877
'18	$11,052	$13,026	$11,091
'18	$11,124	$13,107	$11,274
'18	$11,251	$13,101	$11,434
'18	$11,276	$13,510	$11,531
'18	$11,427	$13,677	$11,640
'18	$11,238	$13,753	$11,400
'18	$10,860	$12,744	$10,977
'18	$11,225	$12,888	$11,385
'18	$10,657	$11,908	$10,752
'19	$11,796	$12,835	$11,920
'19	$11,758	$13,221	$11,903
'19	$12,201	$13,394	$12,321
'19	$12,037	$13,869	$12,158
'19	$12,075	$13,069	$12,123
'19	$12,267	$13,930	$12,312
'19	$12,267	$13,999	$12,355
'19	$12,668	$13,713	$12,586
'19	$12,927	$14,005	$12,882
'19	$13,303	$14,361	$13,204
'19	$13,160	$14,761	$13,043
'19	$13,178	$15,203	$13,107
'20	$13,324	$15,111	$13,218
'20	$12,285	$13,834	$12,128
'20	$9,942	$12,003	$9,368
'20	$10,484	$13,314	$10,029
'20	$10,703	$13,957	$10,053
'20	$10,757	$14,326	$10,311
'20	$11,162	$15,012	$10,597
'20	$11,420	$16,015	$10,864
'20	$11,129	$15,462	$10,526
'20	$10,806	$14,988	$10,176
'20	$12,051	$16,904	$11,519
'20	$12,488	$17,621	$11,923
'21	$12,310	$17,446	$11,826
'21	$12,909	$17,893	$12,264
'21	$13,232	$18,488	$12,614
'21	$14,025	$19,349	$13,423
'21	$14,364	$19,627	$13,664
'21	$14,542	$19,920	$13,771
'21	$15,132	$20,277	$14,299
'21	$15,379	$20,782	$14,487
'21	$14,476	$19,919	$13,646
'21	$15,346	$21,047	$14,462
'21	$15,083	$20,586	$14,138
'21	$16,142	$21,465	$15,033
'22	$15,104	$20,330	$14,170
'22	$14,637	$19,816	$13,820
'22	$15,277	$20,359	$14,440
'22	$14,446	$18,668	$13,649
'22	$13,702	$18,682	$13,055
'22	$12,506	$17,064	$11,920
'22	$13,428	$18,419	$12,870
'22	$12,487	$17,649	$12,035
'22	$10,938	$16,008	$10,540
'22	$11,270	$17,158	$10,854
'22	$12,063	$18,351	$11,585
'22	$11,731	$17,571	$11,262
'23	$12,782	$18,815	$12,273
'23	$12,155	$18,362	$11,732
'23	$11,860	$18,930	$11,349
'23	$12,118	$19,262	$11,564
'23	$11,602	$19,069	$11,046
'23	$11,953	$20,222	$11,377
'23	$12,305	$20,902	$11,806
'23	$11,953	$20,403	$11,410
'23	$11,305	$19,522	$10,713
'23	$10,897	$18,956	$10,200
'23	$11,916	$20,733	$11,284
'23	$12,917	$21,751	$12,351
'24	$12,417	$22,012	$11,855
'24	$12,509	$22,945	$11,784
'24	$12,917	$23,683	$12,191
'24	$12,083	$22,803	$11,463
'24	$12,546	$23,821	$11,853
'24	$12,607	$24,306	$11,894
'24	$13,364	$24,734	$12,612
'24	$14,121	$25,388	$13,401
'24	$14,556	$25,853	$13,805
'24	$13,894	$25,340	$13,103
'24	$14,254	$26,503	$13,416
'24	$13,175	$25,812	$12,467

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	1.99%	-0.01%	2.80%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.00%	-0.01%	2.80%
MSCI World Index	18.67%	11.17%	9.95%
FTSE EPRA/NAREIT Developed Index	0.94%	-1.00%	2.23%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 150,370,154
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 910,086
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	150,370,154
Number of Portfolio Holdings	90
Portfolio Turnover Rate (%)	94
Total Net Advisory Fees Paid ($)	910,086

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	101%
Cash Equivalents	1%
Other Assets and Liabilities, Net	(2%)
Total	100%

Ten Largest Equity Holdings

Holdings	38.9% of Net Assets
Equinix, Inc. (United States)	5.9%
Simon Property Group, Inc. (United States)	5.3%
AvalonBay Communities, Inc. (United States)	4.3%
Welltower, Inc. (United States)	4.0%
Digital Realty Trust, Inc. (United States)	4.0%
Public Storage (United States)	4.0%
Prologis, Inc. (United States)	3.9%
Ventas, Inc. (United States)	2.6%
Iron Mountain, Inc. (United States)	2.5%
Agree Realty Corp. (United States)	2.4%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	19%
Retail REITs	18%
Industrial REITs	13%
Residential REITs	12%
Real Estate Management & Development	11%
Health Care REITs	11%
Diversified REITs	8%
Office REITs	5%
Hotel & Resort REITs	3%
Health Care Providers & Services	1%
IT Services	0%

Geographical Diversification

Country	% of Net Assets
United States	67%
Japan	9%
United Kingdom	5%
Australia	4%
France	3%
Singapore	3%
Hong Kong	3%
Germany	2%
Canada	2%
Sweden	2%
Other	1%

Material Fund Change [Text Block]
C000176653
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	RRGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$84	0.83%

Gross expense ratio as of the latest prospectus: 0.96%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 3.04% for the period ended December 31, 2024. The Fund's broad-based index, the MSCI World Index, returned 18.67% for the same period, while the Fund's additional, more narrowly based index, the FTSE EPRA/NAREIT Developed Index, returned 0.94%.

Stock selection accounted for all of the Fund’s outperformance in the annual period, while sector allocation was a modest detractor.

In terms of selection, the Fund produced the best results in the Americas healthcare real estate investment trust (REIT) sector. An overweight in American Healthcare REIT, Inc. (1.6%) had the largest positive effect. Americas specialized REITs were also an area of strength thanks in large part to a position in Iron Mountain, Inc. (2.5%). The company’s investment in data centers positioned it to capitalize on the rising demand fueled by the growth of artificial intelligence (AI). Selection in the Americas net lease industry (a segment of the retail REITs sector) added value, as well, largely due to overweights in Essential Properties Realty Trust, Inc. (2.3%) and Agree Realty Corp. (2.4%). Positioning in the Americas office REITs sector was a further plus. Although the Fund had only a small weighting in the sector, its holdings outpaced the corresponding FTSE EPRA/NAREIT Developed Index components by a wide margin. SL Green Realty Corp. (2.0%), which primarily invests in office buildings and shopping centers in New York City, rallied well off the mid-2023 low it hit during the peak concern about office REITs. Outside of the Americas region, the largest contribution from selection came from the Japanese developers category.

At a time of positive results for the Fund, no sector stood out as a significant negative with respect to selection. A number of individual holdings hurt relative performance, however. Overweight positions in NETSREIT Corp. (0.6%), Federal Realty Investment Trust (1.8%), and Boardwalk Real Estate Investment Trust (1.1%) were among the notable detractors.

Sector allocation was a net detractor, dampening the positive effect of security selection. Overweights in the Americas industrials sector and net lease industry detracted, as did an overweight in Americas offices.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	MSCI World Index	FTSE EPRA/NAREIT Developed Index
11/1/16	$9,819	$10,144	$9,730
12/31/16	$10,087	$10,387	$10,013
1/31/17	$10,134	$10,637	$10,067
2/28/17	$10,451	$10,933	$10,381
3/31/17	$10,286	$11,049	$10,220
4/30/17	$10,416	$11,213	$10,331
5/31/17	$10,557	$11,450	$10,420
6/30/17	$10,626	$11,494	$10,498
7/31/17	$10,815	$11,769	$10,688
8/31/17	$10,850	$11,785	$10,702
9/30/17	$10,780	$12,050	$10,667
10/31/17	$10,744	$12,278	$10,615
11/30/17	$11,039	$12,544	$10,910
12/31/17	$11,251	$12,713	$11,051
1/31/18	$11,324	$13,385	$11,050
2/28/18	$10,580	$12,830	$10,309
3/31/18	$10,909	$12,551	$10,550
4/30/18	$11,117	$12,695	$10,757
5/31/18	$11,202	$12,774	$10,934
6/30/18	$11,329	$12,768	$11,090
7/31/18	$11,380	$13,167	$11,184
8/31/18	$11,534	$13,330	$11,290
9/30/18	$11,355	$13,404	$11,057
10/31/18	$10,985	$12,420	$10,647
11/30/18	$11,355	$12,561	$11,042
12/31/18	$10,794	$11,606	$10,428
1/31/19	$11,952	$12,509	$11,561
2/28/19	$11,926	$12,885	$11,544
3/31/19	$12,389	$13,054	$11,950
4/30/19	$12,235	$13,517	$11,792
5/31/19	$12,287	$12,737	$11,758
6/30/19	$12,481	$13,577	$11,941
7/31/19	$12,507	$13,644	$11,983
8/31/19	$12,916	$13,365	$12,207
9/30/19	$13,192	$13,649	$12,494
10/31/19	$13,587	$13,996	$12,807
11/30/19	$13,455	$14,386	$12,650
12/31/19	$13,480	$14,817	$12,713
1/31/20	$13,660	$14,727	$12,820
2/29/20	$12,592	$13,482	$11,763
3/31/20	$10,200	$11,698	$9,086
4/30/20	$10,772	$12,976	$9,727
5/31/20	$10,997	$13,603	$9,750
6/30/20	$11,068	$13,963	$10,001
7/31/20	$11,500	$14,631	$10,278
8/31/20	$11,782	$15,608	$10,537
9/30/20	$11,483	$15,070	$10,209
10/31/20	$11,167	$14,607	$9,870
11/30/20	$12,463	$16,475	$11,172
12/31/20	$12,929	$17,174	$11,564
1/31/21	$12,763	$17,003	$11,470
2/28/21	$13,394	$17,439	$11,895
3/31/21	$13,726	$18,019	$12,234
4/30/21	$14,574	$18,857	$13,019
5/31/21	$14,939	$19,129	$13,252
6/30/21	$15,130	$19,414	$13,356
7/31/21	$15,761	$19,762	$13,868
8/31/21	$16,034	$20,254	$14,050
9/30/21	$15,113	$19,413	$13,236
10/31/21	$16,034	$20,512	$14,027
11/30/21	$15,778	$20,063	$13,713
12/31/21	$16,887	$20,920	$14,581
1/31/22	$15,831	$19,813	$13,743
2/28/22	$15,340	$19,312	$13,404
3/31/22	$16,031	$19,842	$14,005
4/30/22	$15,194	$18,194	$13,238
5/31/22	$14,412	$18,208	$12,662
6/30/22	$13,173	$16,631	$11,561
7/31/22	$14,143	$17,951	$12,482
8/31/22	$13,173	$17,200	$11,672
9/30/22	$11,543	$15,602	$10,222
10/31/22	$11,892	$16,722	$10,527
11/30/22	$12,765	$17,885	$11,236
12/31/22	$12,416	$17,125	$10,923
1/31/23	$13,541	$18,337	$11,904
2/28/23	$12,901	$17,896	$11,378
3/31/23	$12,591	$18,449	$11,008
4/30/23	$12,882	$18,772	$11,216
5/31/23	$12,338	$18,585	$10,714
6/30/23	$12,721	$19,709	$11,035
7/31/23	$13,115	$20,371	$11,450
8/31/23	$12,760	$19,884	$11,066
9/30/23	$12,070	$19,027	$10,390
10/31/23	$11,636	$18,475	$9,893
11/30/23	$12,740	$20,207	$10,944
12/31/23	$13,845	$21,199	$11,979
1/31/24	$13,312	$21,453	$11,498
2/29/24	$13,431	$22,363	$11,429
3/31/24	$13,865	$23,081	$11,824
4/30/24	$12,977	$22,224	$11,117
5/31/24	$13,490	$23,216	$11,496
6/30/24	$13,573	$23,689	$11,536
7/31/24	$14,388	$24,106	$12,232
8/31/24	$15,244	$24,743	$12,998
9/30/24	$15,713	$25,196	$13,389
10/31/24	$15,020	$24,697	$12,709
11/30/24	$15,427	$25,830	$13,012
12/31/24	$14,266	$25,157	$12,092

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	Since Inception 11/1/16
Class R6 No Sales Charge	3.04%	1.14%	4.45%
MSCI World Index	18.67%	11.17%	11.96%
FTSE EPRA/NAREIT Developed Index	0.94%	-1.00%	3.34%

Performance Inception Date	Nov. 01, 2016
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 150,370,154
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 910,086
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	150,370,154
Number of Portfolio Holdings	90
Portfolio Turnover Rate (%)	94
Total Net Advisory Fees Paid ($)	910,086

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	101%
Cash Equivalents	1%
Other Assets and Liabilities, Net	(2%)
Total	100%

Ten Largest Equity Holdings

Holdings	38.9% of Net Assets
Equinix, Inc. (United States)	5.9%
Simon Property Group, Inc. (United States)	5.3%
AvalonBay Communities, Inc. (United States)	4.3%
Welltower, Inc. (United States)	4.0%
Digital Realty Trust, Inc. (United States)	4.0%
Public Storage (United States)	4.0%
Prologis, Inc. (United States)	3.9%
Ventas, Inc. (United States)	2.6%
Iron Mountain, Inc. (United States)	2.5%
Agree Realty Corp. (United States)	2.4%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	19%
Retail REITs	18%
Industrial REITs	13%
Residential REITs	12%
Real Estate Management & Development	11%
Health Care REITs	11%
Diversified REITs	8%
Office REITs	5%
Hotel & Resort REITs	3%
Health Care Providers & Services	1%
IT Services	0%

Geographical Diversification

Country	% of Net Assets
United States	67%
Japan	9%
United Kingdom	5%
Australia	4%
France	3%
Singapore	3%
Hong Kong	3%
Germany	2%
Canada	2%
Sweden	2%
Other	1%

Material Fund Change [Text Block]
C000099783
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Class S
Trading Symbol	RRGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$107	1.06%

Gross expense ratio as of the latest prospectus: 1.16%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 2.82% for the period ended December 31, 2024. The Fund's broad-based index, the MSCI World Index, returned 18.67% for the same period, while the Fund's additional, more narrowly based index, the FTSE EPRA/NAREIT Developed Index, returned 0.94%.

Stock selection accounted for all of the Fund’s outperformance in the annual period, while sector allocation was a modest detractor.

In terms of selection, the Fund produced the best results in the Americas healthcare real estate investment trust (REIT) sector. An overweight in American Healthcare REIT, Inc. (1.6%) had the largest positive effect. Americas specialized REITs were also an area of strength thanks in large part to a position in Iron Mountain, Inc. (2.5%). The company’s investment in data centers positioned it to capitalize on the rising demand fueled by the growth of artificial intelligence (AI). Selection in the Americas net lease industry (a segment of the retail REITs sector) added value, as well, largely due to overweights in Essential Properties Realty Trust, Inc. (2.3%) and Agree Realty Corp. (2.4%). Positioning in the Americas office REITs sector was a further plus. Although the Fund had only a small weighting in the sector, its holdings outpaced the corresponding FTSE EPRA/NAREIT Developed Index components by a wide margin. SL Green Realty Corp. (2.0%), which primarily invests in office buildings and shopping centers in New York City, rallied well off the mid-2023 low it hit during the peak concern about office REITs. Outside of the Americas region, the largest contribution from selection came from the Japanese developers category.

At a time of positive results for the Fund, no sector stood out as a significant negative with respect to selection. A number of individual holdings hurt relative performance, however. Overweight positions in NETSREIT Corp. (0.6%), Federal Realty Investment Trust (1.8%), and Boardwalk Real Estate Investment Trust (1.1%) were among the notable detractors.

Sector allocation was a net detractor, dampening the positive effect of security selection. Overweights in the Americas industrials sector and net lease industry detracted, as did an overweight in Americas offices.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI World Index	FTSE EPRA/NAREIT Developed Index
'14	$10,000	$10,000	$10,000
'15	$10,499	$9,819	$10,491
'15	$10,455	$10,394	$10,427
'15	$10,410	$10,231	$10,397
'15	$10,244	$10,471	$10,233
'15	$10,100	$10,507	$10,083
'15	$9,692	$10,263	$9,680
'15	$10,016	$10,447	$10,011
'15	$9,423	$9,756	$9,415
'15	$9,569	$9,396	$9,522
'15	$10,106	$10,141	$10,064
'15	$9,916	$10,090	$9,840
'15	$10,003	$9,913	$9,921
'16	$9,668	$9,320	$9,495
'16	$9,680	$9,250	$9,536
'16	$10,523	$9,878	$10,440
'16	$10,442	$10,035	$10,429
'16	$10,500	$10,091	$10,424
'16	$10,881	$9,978	$10,801
'16	$11,389	$10,399	$11,342
'16	$11,066	$10,408	$11,046
'16	$10,985	$10,463	$10,936
'16	$10,350	$10,261	$10,314
'16	$10,038	$10,408	$10,032
'16	$10,312	$10,657	$10,324
'17	$10,360	$10,915	$10,380
'17	$10,685	$11,217	$10,703
'17	$10,505	$11,337	$10,537
'17	$10,637	$11,505	$10,652
'17	$10,781	$11,748	$10,744
'17	$10,852	$11,793	$10,823
'17	$11,046	$12,076	$11,020
'17	$11,082	$12,093	$11,035
'17	$11,009	$12,364	$10,998
'17	$10,985	$12,598	$10,945
'17	$11,287	$12,871	$11,249
'17	$11,494	$13,045	$11,394
'18	$11,581	$13,733	$11,393
'18	$10,809	$13,165	$10,629
'18	$11,145	$12,878	$10,877
'18	$11,357	$13,026	$11,091
'18	$11,444	$13,107	$11,274
'18	$11,574	$13,101	$11,434
'18	$11,626	$13,510	$11,531
'18	$11,783	$13,677	$11,640
'18	$11,587	$13,753	$11,400
'18	$11,209	$12,744	$10,977
'18	$11,600	$12,888	$11,385
'18	$11,016	$11,908	$10,752
'19	$12,198	$12,835	$11,920
'19	$12,172	$13,221	$11,903
'19	$12,644	$13,394	$12,321
'19	$12,487	$13,869	$12,158
'19	$12,526	$13,069	$12,123
'19	$12,738	$13,930	$12,312
'19	$12,752	$13,999	$12,355
'19	$13,182	$13,713	$12,586
'19	$13,450	$14,005	$12,882
'19	$13,854	$14,361	$13,204
'19	$13,733	$14,761	$13,043
'19	$13,743	$15,203	$13,107
'20	$13,928	$15,111	$13,218
'20	$12,838	$13,834	$12,128
'20	$10,400	$12,003	$9,368
'20	$10,982	$13,314	$10,029
'20	$11,213	$13,957	$10,053
'20	$11,284	$14,326	$10,311
'20	$11,708	$15,012	$10,597
'20	$11,996	$16,015	$10,864
'20	$11,691	$15,462	$10,526
'20	$11,369	$14,988	$10,176
'20	$12,690	$16,904	$11,519
'20	$13,148	$17,621	$11,923
'21	$12,979	$17,446	$11,826
'21	$13,622	$17,893	$12,264
'21	$13,961	$18,488	$12,614
'21	$14,825	$19,349	$13,423
'21	$15,181	$19,627	$13,664
'21	$15,394	$19,920	$13,771
'21	$16,036	$20,277	$14,299
'21	$16,296	$20,782	$14,487
'21	$15,359	$19,919	$13,646
'21	$16,279	$21,047	$14,462
'21	$16,036	$20,586	$14,138
'21	$17,160	$21,465	$15,033
'22	$16,070	$20,330	$14,170
'22	$15,590	$19,816	$13,820
'22	$16,273	$20,359	$14,440
'22	$15,405	$18,668	$13,649
'22	$14,629	$18,682	$13,055
'22	$13,352	$17,064	$11,920
'22	$14,356	$18,419	$12,870
'22	$13,352	$17,649	$12,035
'22	$11,717	$16,008	$10,540
'22	$12,072	$17,158	$10,854
'22	$12,938	$18,351	$11,585
'22	$12,584	$17,571	$11,262
'23	$13,726	$18,815	$12,273
'23	$13,056	$18,362	$11,732
'23	$12,761	$18,930	$11,349
'23	$13,037	$19,262	$11,564
'23	$12,485	$19,069	$11,046
'23	$12,881	$20,222	$11,377
'23	$13,260	$20,902	$11,806
'23	$12,921	$20,403	$11,410
'23	$12,222	$19,522	$10,713
'23	$11,782	$18,956	$10,200
'23	$12,901	$20,733	$11,284
'23	$13,999	$21,751	$12,351
'24	$13,460	$22,012	$11,855
'24	$13,580	$22,945	$11,784
'24	$14,019	$23,683	$12,191
'24	$13,120	$22,803	$11,463
'24	$13,639	$23,821	$11,853
'24	$13,714	$24,306	$11,894
'24	$14,538	$24,734	$12,612
'24	$15,403	$25,388	$13,401
'24	$15,876	$25,853	$13,805
'24	$15,176	$25,340	$13,103
'24	$15,567	$26,503	$13,416
'24	$14,394	$25,812	$12,467

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	2.82%	0.93%	3.71%
MSCI World Index	18.67%	11.17%	9.95%
FTSE EPRA/NAREIT Developed Index	0.94%	-1.00%	2.23%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 150,370,154
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 910,086
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	150,370,154
Number of Portfolio Holdings	90
Portfolio Turnover Rate (%)	94
Total Net Advisory Fees Paid ($)	910,086

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	101%
Cash Equivalents	1%
Other Assets and Liabilities, Net	(2%)
Total	100%

Ten Largest Equity Holdings

Holdings	38.9% of Net Assets
Equinix, Inc. (United States)	5.9%
Simon Property Group, Inc. (United States)	5.3%
AvalonBay Communities, Inc. (United States)	4.3%
Welltower, Inc. (United States)	4.0%
Digital Realty Trust, Inc. (United States)	4.0%
Public Storage (United States)	4.0%
Prologis, Inc. (United States)	3.9%
Ventas, Inc. (United States)	2.6%
Iron Mountain, Inc. (United States)	2.5%
Agree Realty Corp. (United States)	2.4%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	19%
Retail REITs	18%
Industrial REITs	13%
Residential REITs	12%
Real Estate Management & Development	11%
Health Care REITs	11%
Diversified REITs	8%
Office REITs	5%
Hotel & Resort REITs	3%
Health Care Providers & Services	1%
IT Services	0%

Geographical Diversification

Country	% of Net Assets
United States	67%
Japan	9%
United Kingdom	5%
Australia	4%
France	3%
Singapore	3%
Hong Kong	3%
Germany	2%
Canada	2%
Sweden	2%
Other	1%

Material Fund Change [Text Block]
C000099784
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Institutional Class
Trading Symbol	RRGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.91%

Gross expense ratio as of the latest prospectus: 1.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 2.97% for the period ended December 31, 2024. The Fund's broad-based index, the MSCI World Index, returned 18.67% for the same period, while the Fund's additional, more narrowly based index, the FTSE EPRA/NAREIT Developed Index, returned 0.94%.

Stock selection accounted for all of the Fund’s outperformance in the annual period, while sector allocation was a modest detractor.

In terms of selection, the Fund produced the best results in the Americas healthcare real estate investment trust (REIT) sector. An overweight in American Healthcare REIT, Inc. (1.6%) had the largest positive effect. Americas specialized REITs were also an area of strength thanks in large part to a position in Iron Mountain, Inc. (2.5%). The company’s investment in data centers positioned it to capitalize on the rising demand fueled by the growth of artificial intelligence (AI). Selection in the Americas net lease industry (a segment of the retail REITs sector) added value, as well, largely due to overweights in Essential Properties Realty Trust, Inc. (2.3%) and Agree Realty Corp. (2.4%). Positioning in the Americas office REITs sector was a further plus. Although the Fund had only a small weighting in the sector, its holdings outpaced the corresponding FTSE EPRA/NAREIT Developed Index components by a wide margin. SL Green Realty Corp. (2.0%), which primarily invests in office buildings and shopping centers in New York City, rallied well off the mid-2023 low it hit during the peak concern about office REITs. Outside of the Americas region, the largest contribution from selection came from the Japanese developers category.

At a time of positive results for the Fund, no sector stood out as a significant negative with respect to selection. A number of individual holdings hurt relative performance, however. Overweight positions in NETSREIT Corp. (0.6%), Federal Realty Investment Trust (1.8%), and Boardwalk Real Estate Investment Trust (1.1%) were among the notable detractors.

Sector allocation was a net detractor, dampening the positive effect of security selection. Overweights in the Americas industrials sector and net lease industry detracted, as did an overweight in Americas offices.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	MSCI World Index	FTSE EPRA/NAREIT Developed Index
'14	$1,000,000	$1,000,000	$1,000,000
'15	$1,050,056	$981,900	$1,049,100
'15	$1,045,606	$1,039,400	$1,042,700
'15	$1,041,157	$1,023,100	$1,039,700
'15	$1,024,472	$1,047,100	$1,023,300
'15	$1,010,011	$1,050,700	$1,008,300
'15	$970,190	$1,026,300	$968,000
'15	$1,002,754	$1,044,700	$1,001,100
'15	$943,240	$975,600	$941,500
'15	$957,838	$939,600	$952,200
'15	$1,011,737	$1,014,100	$1,006,400
'15	$992,648	$1,009,000	$984,000
'15	$1,005,152	$991,300	$992,100
'16	$971,492	$932,000	$949,500
'16	$972,653	$925,000	$953,600
'16	$1,057,383	$987,800	$1,044,000
'16	$1,049,258	$1,003,500	$1,042,900
'16	$1,056,222	$1,009,100	$1,042,400
'16	$1,093,364	$997,800	$1,080,100
'16	$1,145,595	$1,039,900	$1,134,200
'16	$1,113,096	$1,040,800	$1,104,600
'16	$1,103,810	$1,046,300	$1,093,600
'16	$1,041,133	$1,026,100	$1,031,400
'16	$1,009,795	$1,040,800	$1,003,200
'16	$1,037,345	$1,065,700	$1,032,400
'17	$1,042,186	$1,091,500	$1,038,000
'17	$1,074,868	$1,121,700	$1,070,300
'17	$1,056,712	$1,133,700	$1,053,700
'17	$1,071,237	$1,150,500	$1,065,200
'17	$1,085,762	$1,174,800	$1,074,400
'17	$1,092,913	$1,179,300	$1,082,300
'17	$1,112,342	$1,207,600	$1,102,000
'17	$1,115,986	$1,209,300	$1,103,500
'17	$1,108,699	$1,236,400	$1,099,800
'17	$1,105,056	$1,259,800	$1,094,500
'17	$1,135,415	$1,287,100	$1,124,900
'17	$1,158,289	$1,304,500	$1,139,400
'18	$1,165,827	$1,373,300	$1,139,300
'18	$1,087,937	$1,316,500	$1,062,900
'18	$1,123,113	$1,287,800	$1,087,700
'18	$1,143,213	$1,302,600	$1,109,100
'18	$1,153,264	$1,310,700	$1,127,400
'18	$1,166,416	$1,310,100	$1,143,400
'18	$1,170,356	$1,351,000	$1,153,100
'18	$1,187,432	$1,367,700	$1,164,000
'18	$1,167,729	$1,375,300	$1,140,000
'18	$1,129,637	$1,274,400	$1,097,700
'18	$1,169,043	$1,288,800	$1,138,500
'18	$1,109,983	$1,190,800	$1,075,200
'19	$1,230,518	$1,283,500	$1,192,000
'19	$1,226,544	$1,322,100	$1,190,300
'19	$1,274,228	$1,339,400	$1,232,100
'19	$1,258,333	$1,386,900	$1,215,800
'19	$1,263,632	$1,306,900	$1,212,300
'19	$1,283,672	$1,393,000	$1,231,200
'19	$1,286,383	$1,399,900	$1,235,500
'19	$1,328,404	$1,371,300	$1,258,600
'19	$1,356,869	$1,400,500	$1,288,200
'19	$1,397,535	$1,436,100	$1,320,400
'19	$1,385,335	$1,476,100	$1,304,300
'19	$1,388,016	$1,520,300	$1,310,700
'20	$1,405,057	$1,511,100	$1,321,800
'20	$1,296,618	$1,383,400	$1,212,800
'20	$1,050,307	$1,200,300	$936,800
'20	$1,109,174	$1,331,400	$1,002,900
'20	$1,132,411	$1,395,700	$1,005,300
'20	$1,139,644	$1,432,600	$1,031,100
'20	$1,182,423	$1,501,200	$1,059,700
'20	$1,211,513	$1,601,500	$1,086,400
'20	$1,180,712	$1,546,200	$1,052,600
'20	$1,148,200	$1,498,800	$1,017,600
'20	$1,281,672	$1,690,400	$1,151,900
'20	$1,329,585	$1,762,100	$1,192,300
'21	$1,312,473	$1,744,600	$1,182,600
'21	$1,377,498	$1,789,300	$1,226,400
'21	$1,411,721	$1,848,800	$1,261,400
'21	$1,498,991	$1,934,900	$1,342,300
'21	$1,534,926	$1,962,700	$1,366,400
'21	$1,556,595	$1,992,000	$1,377,100
'21	$1,621,527	$2,027,700	$1,429,900
'21	$1,647,850	$2,078,200	$1,448,700
'21	$1,553,085	$1,991,900	$1,364,600
'21	$1,647,850	$2,104,700	$1,446,200
'21	$1,621,527	$2,058,600	$1,413,800
'21	$1,735,698	$2,146,500	$1,503,300
'22	$1,627,217	$2,033,000	$1,417,000
'22	$1,576,717	$1,981,600	$1,382,000
'22	$1,645,920	$2,035,900	$1,444,000
'22	$1,559,884	$1,866,800	$1,364,900
'22	$1,479,458	$1,868,200	$1,305,500
'22	$1,351,963	$1,706,400	$1,192,000
'22	$1,451,665	$1,841,900	$1,287,000
'22	$1,351,963	$1,764,900	$1,203,500
'22	$1,186,457	$1,600,800	$1,054,000
'22	$1,222,350	$1,715,800	$1,085,400
'22	$1,310,088	$1,835,100	$1,158,500
'22	$1,276,189	$1,757,100	$1,126,200
'23	$1,389,849	$1,881,500	$1,227,300
'23	$1,324,046	$1,836,200	$1,173,200
'23	$1,292,141	$1,893,000	$1,134,900
'23	$1,322,052	$1,926,200	$1,156,400
'23	$1,266,219	$1,906,900	$1,104,600
'23	$1,306,290	$2,022,200	$1,137,700
'23	$1,344,770	$2,090,200	$1,180,600
'23	$1,308,315	$2,040,300	$1,141,000
'23	$1,239,457	$1,952,200	$1,071,300
'23	$1,194,901	$1,895,600	$1,020,000
'23	$1,308,315	$2,073,300	$1,128,400
'23	$1,419,705	$2,175,100	$1,235,100
'24	$1,365,023	$2,201,200	$1,185,500
'24	$1,377,174	$2,294,500	$1,178,400
'24	$1,423,755	$2,368,300	$1,219,100
'24	$1,332,619	$2,280,300	$1,146,300
'24	$1,383,250	$2,382,100	$1,185,300
'24	$1,390,735	$2,430,600	$1,189,400
'24	$1,476,479	$2,473,400	$1,261,200
'24	$1,564,315	$2,538,800	$1,340,100
'24	$1,612,416	$2,585,300	$1,380,500
'24	$1,541,311	$2,534,000	$1,310,300
'24	$1,581,046	$2,650,300	$1,341,600
'24	$1,461,840	$2,581,200	$1,246,700

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	2.97%	1.04%	3.87%
MSCI World Index	18.67%	11.17%	9.95%
FTSE EPRA/NAREIT Developed Index	0.94%	-1.00%	2.23%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 150,370,154
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 910,086
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	150,370,154
Number of Portfolio Holdings	90
Portfolio Turnover Rate (%)	94
Total Net Advisory Fees Paid ($)	910,086

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	101%
Cash Equivalents	1%
Other Assets and Liabilities, Net	(2%)
Total	100%

Ten Largest Equity Holdings

Holdings	38.9% of Net Assets
Equinix, Inc. (United States)	5.9%
Simon Property Group, Inc. (United States)	5.3%
AvalonBay Communities, Inc. (United States)	4.3%
Welltower, Inc. (United States)	4.0%
Digital Realty Trust, Inc. (United States)	4.0%
Public Storage (United States)	4.0%
Prologis, Inc. (United States)	3.9%
Ventas, Inc. (United States)	2.6%
Iron Mountain, Inc. (United States)	2.5%
Agree Realty Corp. (United States)	2.4%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	19%
Retail REITs	18%
Industrial REITs	13%
Residential REITs	12%
Real Estate Management & Development	11%
Health Care REITs	11%
Diversified REITs	8%
Office REITs	5%
Hotel & Resort REITs	3%
Health Care Providers & Services	1%
IT Services	0%

Geographical Diversification

Country	% of Net Assets
United States	67%
Japan	9%
United Kingdom	5%
Australia	4%
France	3%
Singapore	3%
Hong Kong	3%
Germany	2%
Canada	2%
Sweden	2%
Other	1%

Material Fund Change [Text Block]